Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended	132 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000235224_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235224_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000200825_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000200825_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.73%
C000200825_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.29%
C000235225_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235225_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240977_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240977_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000240979_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240979_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000235227_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235227_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000235216_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235216_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240982_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240982_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000131781_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.71%
C000131781_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				14.97%
C000131781_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						13.54%
C000235226_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235226_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240980_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240980_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000235223_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235223_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240981_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240981_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000235228_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235228_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000235213_0_LG_BBIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235213_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 10,000
C000235213_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 10,467
C000235213_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								$ 10,771
C000235213_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,995	$ 10,995	$ 10,995	$ 10,995	$ 10,995	$ 10,995	$ 10,995
C000235213_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000235213_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.67%
C000048850_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000048850_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.73%
C000048850_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.12%
C000245667_0_LG_BBIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000245667_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000245667_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,616
C000245667_0_BBIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,837	$ 10,837	$ 10,837	$ 10,837	10,837	$ 10,837	10,837
C000245667_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000245667_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.71%
C000240978_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.08%
C000240978_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.39%
C000235224_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235224_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,600
C000235224_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,911
C000235224_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,218
C000235224_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,425	10,425	$ 10,425	10,425	10,425	10,425	10,425
C000235224_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235224_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235224_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235224_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235224_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235224_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235224_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235224_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235224_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235224_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	10,681	$ 10,681	10,681	$ 10,681	10,681	10,681
C000235224_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.06%)
C000235224_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.49%
C000235224_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.03%
C000235224_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.98%
C000235224_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235224_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000200825_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI Tax-Free Bond Fund
C000200825_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 10,000
C000200825_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 10,258
C000200825_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 11,251
C000200825_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 11,569
C000200825_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,392
C000200825_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,988
C000200825_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								11,433
C000200825_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,705	11,705	11,705	11,705	$ 11,705	11,705	11,705
C000200825_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 3+ Year Non-AMT Municipal Bond Index
C000200825_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000200825_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,261
C000200825_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,226
C000200825_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,714
C000200825_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,470
C000200825_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									11,050
C000200825_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								11,373
C000200825_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	11,589	11,589	11,589	11,589	$ 11,589	11,589	11,589
C000200825_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
C000200825_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														10,000
C000200825_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													10,244
C000200825_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												11,130
C000200825_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											11,577
C000200825_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										11,358
C000200825_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,989
C000200825_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								11,308
C000200825_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 11,543	11,543	$ 11,543	$ 11,543	$ 11,543	11,543	11,543
C000200825_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000200825_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.79%
C000200825_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.51%
C000200825_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.90%
C000200825_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.64%
C000200825_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.35%
C000235225_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235225_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235225_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,262
C000235225_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,508
C000235225_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,634	10,634	$ 10,634	$ 10,634	10,634	10,634	10,634
C000235225_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235225_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235225_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235225_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235225_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235225_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235225_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235225_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235225_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235225_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	$ 10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235225_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.21%
C000235225_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.21%
C000235225_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.20%
C000235225_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.21%
C000235225_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235225_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000240977_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000240977_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240977_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,634
C000240977_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,921	$ 10,921	10,921	10,921	10,921	10,921	10,921
C000240977_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240977_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240977_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240977_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240977_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240977_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240977_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,457
C000240977_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	10,674	10,674	10,674	10,674	10,674
C000240977_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.70%
C000240977_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.60%
C000240977_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240977_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%
C000240979_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Municipal Core Plus Bond Fund
C000240979_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240979_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,628
C000240979_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,908	$ 10,908	10,908	10,908	10,908	10,908	10,908
C000240979_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240979_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240979_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240979_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240979_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240979_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240979_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,457
C000240979_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	$ 10,674	10,674	10,674	10,674	10,674
C000240979_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.64%
C000240979_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.54%
C000240979_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240979_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%
C000235227_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235227_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235227_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,349
C000235227_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,703
C000235227_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,954	10,954	$ 10,954	10,954	10,954	10,954	10,954
C000235227_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235227_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235227_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235227_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235227_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235227_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235227_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235227_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235227_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235227_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235227_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.34%
C000235227_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.30%
C000235227_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235227_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000235216_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Municipal Income Fund
C000235216_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235216_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,356
C000235216_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,796
C000235216_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,992	10,992	$ 10,992	10,992	10,992	10,992	10,992
C000235216_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3+ Year Municipal Bond Index
C000235216_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235216_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,167
C000235216_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,469
C000235216_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,674	10,674	$ 10,674	10,674	10,674	10,674	10,674
C000235216_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235216_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235216_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235216_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235216_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	$ 10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235216_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.82%
C000235216_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.43%
C000235216_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.96%
C000235216_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.35%
C000240982_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000240982_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240982_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,530
C000240982_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,695	$ 10,695	10,695	10,695	10,695	10,695	10,695
C000240982_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240982_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240982_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240982_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240982_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240982_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240982_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,457
C000240982_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	10,674	10,674	10,674	10,674	$ 10,674
C000240982_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.59%
C000240982_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000240982_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.57%
C000240982_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000240982_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240982_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%
C000131781_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Series Large Cap Value Index Fund
C000131781_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 10,000
C000131781_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 9,502
C000131781_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 11,824
C000131781_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														13,852
C000131781_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													13,196
C000131781_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												15,168
C000131781_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											15,796
C000131781_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										19,494
C000131781_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									19,417
C000131781_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								20,606
C000131781_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 24,643	24,643	24,643	24,643	24,643	24,643	$ 24,643
C000131781_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Value Index
C000131781_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	10,000
C000131781_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																9,500
C000131781_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															11,839
C000131781_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														13,878
C000131781_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													13,210
C000131781_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												15,176
C000131781_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											15,797
C000131781_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										19,490
C000131781_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									19,406
C000131781_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								20,586
C000131781_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	24,609	24,609	24,609	24,609	24,609	24,609	$ 24,609
C000131781_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000® Index
C000131781_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	10,000
C000131781_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																9,818
C000131781_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															11,861
C000131781_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														14,926
C000131781_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													14,601
C000131781_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												17,725
C000131781_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											21,242
C000131781_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										25,557
C000131781_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									23,372
C000131781_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								28,101
C000131781_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 35,606	35,606	$ 35,606	$ 35,606	35,606	$ 35,606	$ 35,606
C000131781_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.59%
C000131781_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.19%
C000131781_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						9.44%
C000131781_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	19.54%
C000131781_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				10.15%
C000131781_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						9.42%
C000235226_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235226_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235226_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,344
C000235226_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,691
C000235226_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,935	10,935	$ 10,935	$ 10,935	10,935	$ 10,935	10,935
C000235226_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235226_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235226_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235226_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235226_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235226_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235226_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235226_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235226_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235226_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	$ 10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235226_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.28%
C000235226_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.24%
C000235226_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235226_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000240980_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000240980_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,600
C000240980_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,179
C000240980_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,421	$ 10,421	10,421	10,421	10,421	10,421	10,421
C000240980_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240980_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240980_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240980_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240980_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240980_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240980_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,457
C000240980_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	$ 10,674	10,674	10,674	10,674	10,674
C000240980_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.71%)
C000240980_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.13%
C000240980_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240980_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.28%
C000240980_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240980_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%
C000235223_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Intermediate Municipal Income Fund
C000235223_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235223_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,344
C000235223_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,692
C000235223_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,936	10,936	$ 10,936	10,936	10,936	10,936	10,936
C000235223_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235223_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235223_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235223_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235223_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235223_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235223_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235223_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235223_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235223_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	$ 10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235223_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.28%
C000235223_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.24%
C000235223_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235223_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000240981_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000240981_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,600
C000240981_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,179
C000240981_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,421	$ 10,421	10,421	10,421	10,421	10,421	10,421
C000240981_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240981_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240981_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240981_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240981_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240981_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240981_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,457
C000240981_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	$ 10,674	10,674	10,674	10,674	10,674
C000240981_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.71%)
C000240981_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.13%
C000240981_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.38%
C000240981_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.28%
C000240981_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240981_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%
C000235228_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235228_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										9,600
C000235228_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									9,911
C000235228_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,218
C000235228_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,425	10,425	$ 10,425	10,425	10,425	10,425	10,425
C000235228_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index
C000235228_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235228_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,276
C000235228_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,537
C000235228_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,731	10,731	$ 10,731	10,731	10,731	10,731	10,731
C000235228_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000235228_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235228_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,168
C000235228_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,463
C000235228_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,681	10,681	$ 10,681	10,681	10,681	10,681	10,681
C000235228_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(2.06%)
C000235228_ClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.50%
C000235228_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.03%
C000235228_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	2.98%
C000235228_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.84%
C000235228_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.55%
C000235213_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Conservative Income Municipal Bond Fund
C000235213_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235213_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,107
C000235213_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,449
C000235213_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,814	10,814	$ 10,814	10,814	10,814	10,814	10,814
C000235213_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity Conservative Income Municipal Bond Composite Index℠
C000235213_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235213_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,122
C000235213_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,424
C000235213_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,773	10,773	$ 10,773	10,773	10,773	10,773	10,773
C000235213_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000235213_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										10,000
C000235213_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,122
C000235213_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,374
C000235213_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,715	10,715	$ 10,715	10,715	10,715	10,715	$ 10,715
C000235213_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.49%
C000235213_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.02%
C000235213_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.35%
C000235213_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.87%
C000235213_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.28%
C000235213_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	2.66%
C000048850_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Fidelity® Tax-Free Bond Fund
C000048850_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	25,000
C000048850_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value																25,608
C000048850_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value															25,528
C000048850_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value														26,647
C000048850_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value													27,470
C000048850_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value												30,181
C000048850_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value											31,371
C000048850_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value										31,008
C000048850_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									29,650
C000048850_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								30,749
C000048850_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 31,468	31,468	31,468	31,468	31,468	31,468	$ 31,468
C000048850_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg 3+ Year Non-AMT Municipal Bond Index
C000048850_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	25,000
C000048850_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																25,749
C000048850_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															25,640
C000048850_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														26,649
C000048850_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													27,570
C000048850_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												30,161
C000048850_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											31,473
C000048850_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										30,818
C000048850_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									29,690
C000048850_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								30,556
C000048850_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	31,137	31,137	31,137	31,137	31,137	31,137	$ 31,137
C000048850_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Municipal Bond Index
C000048850_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value																	$ 25,000
C000048850_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value																$ 25,678
C000048850_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value															$ 25,606
C000048850_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value														$ 26,509
C000048850_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value													$ 27,374
C000048850_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value												$ 29,741
C000048850_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value											$ 30,934
C000048850_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value										$ 30,351
C000048850_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									29,364
C000048850_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								30,216
C000048850_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 30,845	$ 30,845	30,845	$ 30,845	30,845	$ 30,845	$ 30,845
C000048850_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.34%
C000048850_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.84%
C000048850_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.33%
C000048850_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	1.90%
C000048850_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.64%
C000048850_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent						2.22%
C000245667_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Conservative Income Municipal Bond Fund
C000245667_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000245667_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,136
C000245667_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,485	$ 10,485	10,485	$ 10,485	10,485	$ 10,485	10,485
C000245667_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Conservative Income Municipal Bond Composite Index℠
C000245667_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000245667_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,120
C000245667_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,459	$ 10,459	10,459	10,459	10,459	10,459	10,459
C000245667_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1 Year (1-2 Y) Index
C000245667_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000245667_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,158
C000245667_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,492	$ 10,492	10,492	10,492	10,492	10,492	10,492
C000245667_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.44%
C000245667_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	3.90%
C000245667_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.35%
C000245667_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.69%
C000245667_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.28%
C000245667_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.95%
C000240978_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000240978_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240978_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,628
C000240978_ClassMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,908	$ 10,908	10,908	10,908	10,908	10,908	10,908
C000240978_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity Municipal Core Plus Bond Composite Index
C000240978_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									10,000
C000240978_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								10,432
C000240978_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	10,708	$ 10,708	10,708	10,708	10,708	10,708	10,708
C000240978_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000240978_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value									$ 10,000
C000240978_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value								$ 10,457
C000240978_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Account Value	$ 10,674	$ 10,674	$ 10,674	$ 10,674	$ 10,674	$ 10,674	$ 10,674
C000240978_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.64%
C000240978_NoLoadClassMember_2024-02-01_2025-01-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.54%
C000240978_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.65%
C000240978_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	3.55%